UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-02671

DWS Municipal Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

John Millette
Secretary
One Beacon Street
Boston, MA  02108-3106
(Name and address of agent for service)

Registrant's telephone number, including area code:  617-295-1000

Date of fiscal year end:  05/31
DWS Managed Municipal Bond Fund
DWS Strategic High Yield Tax-Free Fund

Date of fiscal year end:  10/31
DWS Short-Term Muncipal Bond Fund

Date of reporting period:  7/1/11-6/30/12

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02671
Reporting Period: 07/01/2011 - 06/30/2012
DWS Municipal Trust

===================== A   DWS Managed Municipal Bond Fund ======================

TENNESSEE ENERGY ACQUISITION CORP GAS REV

Ticker:                      Security ID:  880443BL9
Meeting Date: JAN 06, 2012   Meeting Type: Written Consent
Record Date:  DEC 02, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Consent To The Proposed Amendments   None      Did Not Vote Management

--------------------------------------------------------------------------------

TENNESSEE ENERGY ACQUISITION CORP GAS REV

Ticker:                      Security ID:  880443BN5
Meeting Date: JAN 06, 2012   Meeting Type: Written Consent
Record Date:  DEC 02, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Consent To The Proposed Amendments   None      Did Not Vote Management

================== B   DWS Strategic High Yield Tax-Free Fund ==================

TENNESSEE ENERGY ACQUISITION CORP GAS REV

Ticker:                      Security ID:  880443BK1
Meeting Date: JAN 06, 2012   Meeting Type: Written Consent
Record Date:  DEC 02, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Consent To The Proposed Amendments   None      Did Not Vote Management

====================== DWS Short-Term Municipal Bond Fund  ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      DWS Municipal Trust

By (Signature and Title)   /s/W. Douglas Beck
W. Douglas Beck, Chief Executive Officer and President

Date  8/17/12